Filed with the Securities and Exchange Commission on October 1, 2003

                                      1933 Act Registration File No.   333-30924
                                                      1940 Act File No. 811-9821

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

         Pre-Effective Amendment No.                                    |_|
                                      --------
         Post-Effective Amendment No.     4                             |X|
                                      --------
                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

         Amendment No.     6                                            |X|
                        -------

                           ALLIED ASSET ADVISORS FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (630) 789-9191

                             Bossam Osman, President
                           Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                              Chad E. Fickett, Esq.
                         U.S. Bancorp Fund Services, LLC
                       615 East Michigan Street, 2nd Floor
                               Milwaukee, WI 53202




It is proposed that this filing will become effective (check appropriate box):

    [X]     immediately upon filing pursuant to paragraph (b)

    [ ]     on __________________ pursuant to paragraph (b)

    [ ]     60 days after filing pursuant to paragraph (a)(1)

    [ ]     on __________________ pursuant to paragraph (a)(1)

    [ ]     75 days after filing pursuant to paragraph (a)(2)

    [ ]     on __________________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


                                                                         Class K

                                   Prospectus
                                 October 1, 2003





                                  Dow Jones(SM)
                                  Islamic Fund








                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.








                                                                         Class K
                           Dow Jones(SM) Islamic Fund
                     A series of Allied Asset Advisors Funds



                                   Prospectus

                                 October 1, 2003





The Dow Jones(SM) Islamic Fund is the first series offered by Allied Asset Advisors Funds. This prospectus pertains to Class K shares and contains pertinent information about investing in the Fund. Class K shares are not subject to any sales charges or 12b-1 fees. Please read this prospectus carefully before investing.







                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.





The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.





                                Table of Contents
Risk/Return Summary............................................................2
Performance Summary............................................................3
Fees and Expenses..............................................................4
More Information about the Dow Jones Islamic Market Indexes(SM)................5
Shari`ah Supervisory Board.....................................................6
Management of the Fund.........................................................7
Calculating Share Price........................................................7
How to Purchase Shares.........................................................8
How to Sell Shares.............................................................9
Distributions and Taxes.......................................................11
Shareholder Reports and Confirmations.........................................12
Financial Highlights..........................................................12
Privacy Notice................................................................14



Risk/Return Summary
--------------------------------------------------------------------------------
What is the investment objective of the Dow Jones(SM) Islamic Fund?
The Dow Jones Islamic Fund ("Fund") seeks growth of capital while adhering to Islamic principles. This investment objective and the investment strategies described below are non-fundamental, which means that they may be changed by action of the Fund's Trustees without shareholder approval.


What are the main investment strategies of the Fund?
To achieve its investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market Indexes(SM) (the "Indexes"), as well as up to 20% of its net assets in securities chosen by the Fund's investment advisor that meet Islamic principles. The Indexes consist solely of common stocks that meet Islamic principles, but does not include all stocks that meet these principles. Islamic principles generally preclude investments in certain industries (e.g., alcohol, pornography and casinos) and investments in interest bearing debt obligations or businesses that derive a substantial amount of interest income. Any uninvested cash will be held in non-interest bearing deposits or invested in a manner following Islamic principles. Under normal circumstances, the Fund plans to fully invest its assets in securities that are included in the Indexes or that meet Islamic principles. There is no guarantee that the Fund will achieve its investment objective.

The Fund's investment advisor believes that an actively managed portfolio will enable the Fund to take advantage of future opportunities in the market while staying true to Islamic principles. Among the securities that meet Islamic principles, the investment advisor will determine a security's attractiveness for purchase based on a number of factors, including its anticipated value and record of earnings growth, among other things.


Temporary Investment: In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and main investment strategies. Such investments may prevent the Fund from achieving its investment objective. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose. Currently anticipated temporary investments will be held in the form of cash. If the Fund's investments in cash or similar investments increase, the Fund may not achieve its investment objective.


What are the main risks of investing in the Fund?
The main risks of investing in the Fund are listed below. Like any mutual fund, you may lose money by investing in the Fund.


Market Risks: The return on and value of your investment in the Fund will fluctuate in response to stock market movements. Stocks and other equity securities are subject to market risks and fluctuations in value due to changes in earnings, economic conditions and other factors beyond the control of the Fund. Also, your investment in the Fund varies with the success and failure of the investment advisor's investment strategies and the investment advisor's selection of the Fund's portfolio securities. If the investment advisor's strategies do not produce the expected results, your investment could decrease.

Foreign Securities Risks: The Fund's investments in foreign securities involve risks relating to adverse political, social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign companies and markets are subject. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. Foreign markets may also be less liquid and more volatile than U.S. markets. Foreign markets may offer less protection to investors. Enforcing legal rights may be difficult, costly and slow. There may be special problems enforcing claims against foreign governments.

Islamic Shari`ah Investment Risks: It is possible that the Islamic Shari`ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.


Performance Summary
--------------------------------------------------------------------------------
The following performance information indicates some of the risks of investing in the Fund by showing the variability of the Fund's return. The bar chart illustrates how the Fund's total return has varied from year to year. The table illustrates the Fund's average annual total return over time compared with a broad-based market index and the Dow Jones Islamic Market USA Index(SM). Performance data shown in the bar chart and the table is for the period during which the Fund tracked the Dow Jones Islamic Market USA Index(SM). The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. All information is for the Fund's Class K shares.

Calendar Year Annual Returns*

[GRAPH]
2001:   -16.95%
2002:   -25.05%

*The Fund's year-to-date return as of June 30, 2003 was 11.13%.

During the periods shown in the bar chart, the Fund's highest quarterly return was 15.12% for the quarter ended December 31, 2001 and the lowest quarterly return was -17.39% for the quarter ended September 30, 2002.


Average Annual Total Returns for the Periods ended December 31, 2002

--------------------------------------------------- ----------- ----------------
                                                                 Since 06/30/00
                                                      1 Year     Fund Inception
--------------------------------------------------- ----------- ----------------
Dow Jones Islamic Fund
--------------------------------------------------- ----------- ----------------
    Return Before Taxes                               -25.05%       -23.15%
--------------------------------------------------- ----------- ----------------
    Return After Taxes on Distributions(1)            -25.13%       -23.19%
--------------------------------------------------- ----------- ----------------
    Return After Taxes on Distributions               -15.38%       -17.73%
   and Sale of Fund Shares(1) (2)
--------------------------------------------------- ----------- ----------------
Dow Jones Islamic Market USA Index (reflects no       -25.71%       -23.01%
deduction for fees, expenses or taxes)(3)
--------------------------------------------------- ----------- ----------------
Russell 3000 Growth Index (reflects no deduction      -28.03%       -28.52%
for fees, expenses or taxes)(4)
--------------------------------------------------- ----------- ----------------
(1) After-tax returns are calculated using the historical highest individual federal margin income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.
(2) The "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than certain return figures because when a capital loss occurs upon the redemption of Fund shares, a tax deduction is provided that benefits the investor.
(3) The Dow Jones Islamic Market USA Index is a diverse compilation of U.S. equity securities considered by the Shari'ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Global Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.
(4) The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Fees and Expenses
--------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(fees paid directly from your investment)                                Class K
                                                                         -------
     Maximum sales charge (load) imposed on purchases(1)                   None
     Maximum deferred sales charge (load)                                  None
     Maximum sales charge (load) imposed on reinvested dividends           None
     Exchange fee                                                          None
     Redemption fee(2)                                                     None
     Maximum account fee(3)                                                None

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)                            Class K
                                                                         -------
     Management Fees                                                       0.75%
     Distribution (12b-1) Fees                                             None
     Other Expenses                                                        1.50%
                                                                           -----
     Total Annual Fund Operating Expenses                                  2.25%
         Less Expense Reimbursement                                       -0.75%
                                                                          ------
     Net Annual Fund Operating Expenses(4)                                 1.50%
                                                                           =====


(1) Although no sales loads or transaction fees are charged, your account will be assessed a fee of $25.00 for each returned check.
(2) The transfer agent charges a fee of $15.00 for outgoing wire transfers.
(3) IRA accounts are assessed a $12.50 annual fee.
(4) The Fund has an Investment Advisory Agreement with Allied Asset Advisors, Inc., the investment advisor for the Fund. The Agreement provides that the annual management fee shall be 0.75% of the first $500 million in assets, 0.65% of the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. The investment advisor entered into an Expense Waiver and Reimbursement Contract effective through September 30, 2004 under which the investment advisor has agreed to waive its fees and absorb expenses to the extent that total annual fund operating expenses exceed 1.50% for Class K shares. Under certain conditions, the investment advisor can recapture any expenses or fees it has waived or reimbursed within a three-year period.


Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, your dividends and distributions have been reinvested, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions (including one year of capped expenses) your costs would be:

         1 Year              3 Years           5 Years            10 Years
         ------              -------           -------            --------
          $153                $631              $1,137             $2,527


More Information
about the Dow Jones Islamic Market Indexes(SM)
--------------------------------------------------------------------------------
What are the Dow Jones Islamic Market Indexes(SM)?
The Indexes, which represent the Dow Jones(SM) Global Indexes (DJGI) family, were created for people who wish to invest according to Islamic investment guidelines. The Indexes track securities approved by the Shari`ah Supervisory Board of Dow Jones(SM), comprised of scholars from around the world and providing Islamic investors with comprehensive tools based on a truly global investing perspective. The Indexes include stocks from 34 countries and cover 10 economic sectors, 18 market sectors, 40 industry groups and 70 subgroups. Dow Jones(SM) believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. Currently, the Dow Jones Islamic Market family of indexes consist of the broad DJ Islamic Market Index(SM), the DJ Islamic Market US Index(SM), the DJ Islamic Market Technology Index(SM), the DJ Islamic Market Extra Liquid
Index(SM), the DJ Islamic Market Canadian Index(SM), the DJ Islamic Market UK Index(SM), the DJ Islamic Market Europe Index(SM), and the DJ Islamic Market Asia/Pacific Index(SM).

Certain businesses are incompatible with Shari`ah Laws. Thus, stocks of companies whose primary business is in areas not suitable for Islamic investment purposes are excluded from the Indexes. Excluded businesses include: alcohol, conventional financial services (banking, insurance, etc.), entertainment (casinos/gambling, cinema, pornography, hotels, etc.), tobacco manufacturers, pork related products and defense and weapons companies. Companies classified in other industry groups may also be excluded if they are deemed to have material ownership of or revenues from the businesses mentioned above.


After filtering out companies with unacceptable primary business activities, financial ratio filters are applied to exclude, among other things, companies with unacceptable levels of debts or interest income. The filters are described fully in the Statement of Additional Information.


Securities are selected for the Dow Jones Islamic Market Indexes(SM) so as to represent the most liquid securities meeting the Shari`ah investment criteria in the market, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.

The Shari`ah Supervisory Board of Dow Jones(SM) has approved the above criteria and any changes to the Shari`ah Supervisory Board or the selection criteria are at the sole discretion of Dow Jones.

Shari`ah Supervisory Board
--------------------------------------------------------------------------------
The Indexes are reviewed quarterly and annually by the Shari`ah Supervisory Board (Shari`ah Board) and by Dow Jones(SM) for consideration of exclusion or inclusion of components. In addition, the Indexes are reviewed on an on-going basis to contemplate changes as a result of extraordinary events (e.g.,
de-listing,   bankruptcy,  merger  or  takeover).  The  Shari`ah  Board  is  not affiliated with the Fund or the investment advisor and does not serve as a consultant to or otherwise have any relationship with the Fund or the investment advisor. The Shari`ah Board does not consider the objectives or needs of the Fund or its shareholders in determining, composing or calculating the Indexes. The Shari`ah Board is retained by Dow Jones & Company, Inc., to provide counsel on matters relating to the Shari`ah compliance of the Indexes' eligible components. All issues relating to business decisions of the Indexes, including Index composition changes, are within the province of Dow Jones(SM) upon consideration of recommendations put forth by the Shari`ah Board. As of the date of this Prospectus, the Shari`ah Board consisted of the following individuals:


-------------------------------------- -----------------------------------------------------------------
Shari`ah Supervisory Board Member      Biography
 - Country
-------------------------------------- -----------------------------------------------------------------
Shaykh Dr. Abdul Sattar Abu Ghuddah    Dr.  Abu  Ghuddah  is  a  senior  Shari`ah  Advisor  to  Albaraka
 - Syria                               Investment  Co. of Saudi  Arabia.  He holds a PhD in Islamic Law.
                                       Dr. Abu Ghuddah  has  published  many books on Islamic  Financial transactions.  He was an advisor for  Islamic  Law  Encyclopaedia
                                       (Kuwait Awqaf Ministry). Dr. Abu Ghuddah is a member and chairman of several reputed Islamic Shari`ah Boards.
-------------------------------------- -----------------------------------------------------------------
Shaykh Justice Muhammad Taqi Usmani    Mr.  Usmani has been a member of the  Supreme  Court of  Pakistan
 - Pakistan                            since 1982. He is also the vice  president of Darul Uloom Karachi and the vice  chair  and  deputy  chairman  of the  Islamic  Fiqh
                                       Academy  (OIC),  Jeddah.  Mr. Usmani edits the monthly  magazines
                                       Albalagh and Albalagh  International.  He is a chairman or member of the Shari`ah  supervisory  boards of a dozen Islamic banks and financial institutions worldwide.
-------------------------------------- -----------------------------------------------------------------
Shaykh Nizam Yaquby                    Mr.  Yaquby is a member of the  Islamic  supervisory  boards  for
 - Bahrain                             several Islamic institutions, including the Arab Islamic Bank and the  Abu  Dhabi  Islamic  Bank.  His  work  has  appeared  in the following publications:  Risalah Fi al-Tawbah,  Tahqiq al-Amal fi
                                       Ikhraj Zakat al-Fitr bi al-Mal.
-------------------------------------- -----------------------------------------------------------------
Shaykh Dr. Mohamed A. Elgari           Dr. Elgari is an associate professor of Islamic Economics and the
 - Saudi Arabia                        director of the Center for Research in Islamic  Economics at King
                                       Abdulaziz  University  in Saudi  Arabia.  He is an  expert at the
                                       Islamic  Jurisprudence  Academy (OIC),  Jeddah. Dr. Elgari is the
                                       editor of the Review of Islamic Economics.  He is also an advisor to  several  Islamic  financial  institutions  worldwide  and the author of many books on Islamic banking.
-------------------------------------- -----------------------------------------------------------------
Shaykh Yusuf Talal DeLorenzo           Mr.  DeLorenzo  is  considered a leading  Islamic  scholar in the
 - United States                       United States.  He has translated  over twenty books from Arabic,
                                       Persian,  and  Urdu  for  publication  in  English  and has  been commissioned  to prepare a new  translation  of the  Qur`an.  Mr.
                                       DeLorenzo compiled the first English translation of legal rulings issued  by  Shari`ah  supervisory  boards  on the  operations  of
                                       Islamic  banks.  He is  also a  Shari`ah  consultant  to  several
                                       Islamic financial institutions.
-------------------------------------- -----------------------------------------------------------------
Shaykh Dr. Mohd Daud Baker             Dr. Baker is currently a member of the Shari`ah  Advisory Council
 - Malaysia                            of many financial  institutions in Malaysia and around the world, including the Central Bank of Malaysia,  Securities Commission of
                                       Malaysia,  International  Islamic  Financial  Market in  Bahrain,
                                       Accounting  and  Auditing   Organization  for  Islamic  Financial
                                       Institutions in Bahrain and HSBC (Malaysia).
-------------------------------------- -----------------------------------------------------------------


Management of the Fund
--------------------------------------------------------------------------------
Investment Advisor
The Fund's investment advisor is Allied Asset Advisors, Inc. ("AAA" or the "Advisor"), located at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527. Subject to the general supervision of the Fund's Board of Trustees, AAA is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund's investment objective and policies. In exchange for these services, AAA receives an annual management fee, which is calculated daily and paid monthly, according to the average daily net assets of the Fund. AAA is a subsidiary of the North American Islamic Trust, Inc. (NAIT) and was formed in 2000 to manage the Fund. NAIT has managed the investment of endowment assets for over 20 years. For more information about NAIT, see the Statement of Additional Information.


The Investment Advisory Agreement for the Fund provides that the annual management fee for the investment advisor will be 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. However, AAA has entered into an Expense Waiver and Reimbursement Contract with the Fund whereby it has agreed to waive its fees and absorb expenses to the extent that the Fund's total annual operating expenses for Class K shares exceed 1.50% of net assets. AAA can recapture any expenses or fees it has waived or reimbursed within a three year period, however, the Fund is not obligated to pay any such deferred fees more than three years after the end of the fiscal year in which the fee was deferred. The Expense Waiver and Reimbursement Contract expires on September 30, 2004. For the fiscal year ended May 31, 2003, AAA earned advisory fees of $125,924 based on a rate of 0.75% of the Fund's average daily net assets, all of which was waived.


Since inception, the Fund has been managed by an investment management team at the Advisor that manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for Fund purchases and sales.


Calculating Share Price
--------------------------------------------------------------------------------
Shares of the Fund are sold at their net asset value (NAV). The NAV for all shares of the Fund is determined as of the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m., Eastern Time) on every business day. NAV will not be calculated on days on which the NYSE is closed for trading. The NAV for Class K shares of the Fund is calculated by dividing the sum of the value of the securities held plus cash or other assets minus all liabilities by the total number of Class K shares outstanding of the Fund. Because the Fund may at times invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares, the NAV of the Fund may change on days when shareholders will not be able to purchase or redeem shares of the Fund.


The Fund's investments are valued according to market value. When a market quote is not readily available, the security's value is based on "fair value" as determined by the investment advisor under supervision of the Fund's Board of Trustees.

If you place a good order (see "How to Purchase Shares") that is delivered to the Fund before the close of the regular trading session of the NYSE on any business day, your order will receive the share price determined for the Fund as of that day. If your order is received after the close of the regular trading session of the NYSE, it will receive the price determined on the next business day.

How to Purchase Shares
--------------------------------------------------------------------------------
                                    Minimum            To Open        To Add to
                                  Investments        Your Account   Your Account
To open an account, you must      -----------        ------------   ------------
invest at least the minimum     Regular accounts        $500            $50
amount.                         IRA accounts            $250            $50


Good Order Purchase Requests

When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

     o    the name of the Fund
     o    the dollar amount of shares to be purchased
     o    account application form or investment stub
     o    check payable to the "Dow Jones Islamic Fund"

Methods of Buying

Through a           You  can   purchase   shares   of  the  Fund   through   any
broker/dealer       broker-dealer  organization  that has a sales agreement with
organization        the Fund's  distributor.  The broker-dealer  organization is responsible  for sending  your  purchase  order to the Fund.
                    Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that's included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to "Dow Jones Islamic Fund." No third party checks will be accepted. If your check is returned for any reason, a $25 fee will be assessed against your account.

                    Regular Mail                   Overnight Delivery
                    Dow Jones Islamic Fund         Dow Jones Islamic Fund
                    U.S. Bancorp Fund              U.S. Bancorp Fund
                    Services, LLC                  Services, LLC
                    P.O. Box 701                   615 E. Michigan Street,
                    Milwaukee, Wisconsin           Third Floor
                    53201-0701                     Milwaukee, Wisconsin  53202

                    NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the transfer agent's post office box, that does not mean that the transfer agent or the Fund actually received those documents.

By                  To make additional investments by telephone,  you must check
telephone           the  appropriate  box  on  your  account   application  form
                    authorizing   telephone   purchases.   If  you  have   given
                    authorization for telephone transactions and your account has been open for at least 15 days, call the Fund toll free at 1-888-FUNDS-85 and you will be allowed to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated
                    Clearing House (ACH) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire To open an account or to make additional investments by wire, call 1-888-FUNDS-85 to notify the Fund of the incoming wire using the wiring instructions below:

                    U.S. Bank, National Association
                    Cincinnati, OH 45202
                    ABA #: 042000013
                    Credit: U.S. Bancorp Fund Services, LLC
                    Account #: 112-952-137
                    Further Credit: Dow Jones Islamic Fund, Class K
                                    (your name or the title on the account)
                                    (your account #)

Through an          If you intend to use the Automatic  Investment Plan ("AIP"),
automatic           you may open your account with an initial minimum investment
investment          of $100. Once your account has been opened, you may purchase
plan                shares  of the  Fund  through  the AIP.  You can have  money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.


Please note that, in compliance with the USA PATRIOT Act of 2001, the Fund's transfer agent will verify certain information on your account application as part of the Fund's Anti-Money Laundering Program. As requested on the application, you should provide your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. Applications without this information may not be accepted and orders may not be processed. The Fund reserves the right to place limits on transactions in any account until the identity of the investor is verified; to refuse an investment in the Fund or involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified; or suspend the payment of withdrawal proceeds if it is deemed necessary to comply with anti-money laundering regulations. The Fund and its agents will not be responsible for any loss resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified. Please contact the Fund at 1-888-FUNDS-85 if you need additional assistance when completing your application.


How to Sell Shares
--------------------------------------------------------------------------------
Methods of Selling

Through a           If you  purchased  your shares  through a  broker-dealer  or
broker/dealer       other financial  organization,  your redemption order should
organization        be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker-dealer may charge additional fees for its services.

By mail             Send your written  redemption  request to the address below.
                    Your request should contain the Fund's name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions, or trust documents indicating proper authorization). Please see the Statement of Additional Information for more information.

                    Regular Mail                       Overnight Delivery
                    Dow Jones Islamic Fund             Dow Jones Islamic Fund
                    U.S. Bancorp Fund                  U.S. Bancorp Fund
                    Services, LLC                      Services, LLC
                    P.O. Box 701                       615 E. Michigan Street,
                    Milwaukee, Wisconsin               Third Floor
                    53201-0701                         Milwaukee, Wisconsin
                                                       53202

                    The Fund's transfer agent may require a signature guarantee for certain redemption requests such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund. A signature guarantee assures that your signature is genuine and protects you from unauthorized account redemptions. You may obtain signature guarantees from most trust companies, commercial banks or other eligible guarantor institutions. A notary public cannot guarantee signatures.

By telephone        If you are  authorized  to  perform  telephone  transactions
                    (either  through  your  account   application   form  or  by
                    subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by calling 1-888-FUNDS-85. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded.

By wire To redeem shares by wire, call the Fund at 1-888-FUNDS-85 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The transfer agent charges a $15 outgoing wire fee.

By writing          On your account  application form, you may select the option
a check             to  receive a  checkbook  so that you can  redeem  shares by writing checks against your Fund account. Checks may be made payable in the amount of $250 or more. Any checks drawn on a joint account will only require one signature. There is a $25 charge for stopping payment of a check upon your request, or if the transfer agent cannot honor a check due to insufficient funds or other valid reason. There will be a charge of $5 for issuing each checkbook.

Through a           If you own shares  with a value of $10,000 or more,  you may
systematic          participate   in  the   systematic   withdrawal   plan.  The
withdrawal plan     systematic  withdrawal  plan  allows  you to make  automatic withdrawals  from your Fund  account at  regular  intervals.
                    Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

When Redemption Proceeds Are Sent to You
Your shares will be redeemed at the NAV next determined after the Fund receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund before the close of the regular trading session of the NYSE (normally 4:00 p.m. Eastern Time) will usually be wired to the bank you indicate or mailed on the following day to the address of record. In all cases proceeds will be wired or a check mailed within seven calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. "Good order" means your letter of instruction includes:

o    the name of the Fund
o    the dollar amount or the number of shares to be redeemed
o signatures of all registered shareholders exactly as the shares are registered
o    the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days).

Redemption In-Kind
If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash.

Accounts with Low Balances
Due to the high cost of maintaining accounts with low balances, the Fund may mail you a notice if your account falls below $500 ($250 for IRA accounts) requesting that you bring the account back up to the minimum amount or close it out. (If you started your account with an AIP, you must continue your AIP until your minimum account balance has been attained.) If you do not respond to the request within 30 days, the Fund may close the account on your behalf and send you the proceeds.

Distributions and Taxes
--------------------------------------------------------------------------------
The Fund will distribute substantially all of the net investment income and net capital gains that it has realized on the sale of securities. These income and gains distributions will generally be paid (or deemed to be paid) at least once each year, on or before December 31. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current net asset value until you provide us with different instructions.

In general, Fund distributions will be taxable to you as ordinary income, capital gains or both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any long-term capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. If the Fund distributes realized gains soon after you purchase shares, a portion of your investment may be treated as a taxable distribution.

If you do not provide your correct social security or taxpayer identification number, or if the IRS instructs the Fund to do so, the Fund, by law, must withhold a percentage of your taxable distributions.

When you sell your shares of the Fund, you may incur a capital gain or loss. The individual tax rate on any gain from the sale of your shares depends on your marginal tax rate and on how long you have held your shares.

Fund distributions and gains from the sale of your shares generally will be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Shareholder Reports and Confirmations
--------------------------------------------------------------------------------
As a shareholder, you will be provided annual and semi-annual reports showing the Fund's portfolio investments and financial information. Account and tax statements will be mailed to you on an annual basis. You will also receive confirmations of your purchases and redemptions.

Financial Highlights
--------------------------------------------------------------------------------
The financial highlights table below is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned or lost on an investment in the Fund (assuming you reinvested all dividends and distributions). This information has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report dated May 31, 2003, which is available upon request. Tait, Weller & Baker has been retained as independent accountants for the fiscal year ending May 31, 2004.



                                             For the Fiscal           For the Fiscal       For the Period
                                         Year Ended May 31, 2003  Year Ended May 31, 2002  June 29, 2000(1)
                                               Class K(5)               Class K(5)         to May 31, 2001
                                                                                                 Class K

Net Asset Value
     Beginning of Period                         $6.26                    $7.58                 $10.00
                                                 -----                    -----                 ------
Operations
     Net Investment Income                        0.02                     0.01                   0.01
     Net Realized and Unrealized Loss on
         Investments                             (0.54)                   (1.32)                 (2.43)
                                                 ------                   ------                 ------

Total from Operations                            (0.52)                   (1.31)                 (2.42)
                                                 ------                   ------                 ------
Distributions to shareholders
     From net investment income                  (0.01)                   (0.01)                  0.00
                                                 ------                   ------                  ----
     Total distributions to shareholders         (0.01)                   (0.01)                  0.00
                                                 ------                   ------                  ----
Net Asset Value
     End of Period                               $5.73                    $6.26                  $7.58
                                                  =====                    =====                  =====
Total Investment Return                          (8.22)%                 (17.34)%            (25.02)%(2)(4)
Net Assets, End of Period                      $18,069,901              $20,020,007            $20,496,716
Ratios
     Expenses to Average Net Assets
         Before expense reimbursement             2.25%                    2.06%                1.97%(3)
         After expense reimbursement              0.95%                    0.90%                0.90%(3)
     Net Investment Income (loss) to
     Average Net Assets
         Before expense reimbursement            (0.94)%                  (1.07)%              (0.99)%(3)
         After expense reimbursement              0.36%                    0.09%                0.08%(3)
     Portfolio Turnover Rate                      5.1%                    13.7%                20.0%(2)

(1)  Commencement of Operations.
(2)  Not annualized.
(3)  Annualized.
(4) The investment return was calculated using the date the Fund became effective with the SEC, June 30, 2000.
(5) Net investment income (loss) per share is based on daily average shares outstanding.




                               INVESTMENT ADVISOR
                                       AAA
                           Allied Asset Advisors, Inc.
                              Burr Ridge, Illinois


                                   DISTRIBUTOR
                            Quasar Distributors, LLC
                              Milwaukee, Wisconsin


                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                           Philadelphia, Pennsylvania


                         ADMINISTRATOR, TRANSFER AGENT,
                               AND FUND ACCOUNTANT
                         U.S. Bancorp Fund Services, LLC
                              Milwaukee, Wisconsin


                                    CUSTODIAN
                         U.S. Bank, National Association
                                Cincinnati, Ohio




Privacy Notice
--------------------------------------------------------------------------------
The Fund collects non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.




Where to find more information:
You can find more information about the Fund in the following documents:


Statement of Additional Information (SAI) dated October 1, 2003
The SAI for Class K shares of the Fund provides more details about the Fund's policies and management. The Fund's SAI is incorporated by reference into this Prospectus.


Annual and Semi-Annual Reports
The Fund's annual and semi-annual reports provide the most recent financial reports and portfolio investments. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

You can obtain a free copy of these documents or request other information about the Fund by calling the Fund at 1-877-417-6161, visiting the Fund's web-site at www.investaaa.com or by writing to:

Dow Jones Islamic Fund
c/o Allied Asset Advisors, Inc.
745 McClintock Drive, Suite 114
Burr Ridge, IL 60527

You may write to the Securities and Exchange Commission (SEC) Public Reference Room at the regular mailing address or the e-mail address below and ask them to mail you information about the Fund, including the SAI. They will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C.  20549-0102
publicinfo@sec.gov
1-202-942-8090

Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.

                                                      1940 Act File No. 811-9821




                                                                         Class K

                            Dow Jones(SM) Islamic Fund
                     A series of Allied Asset Advisors Funds

                       Statement of Additional Information

                                 October 1, 2003




                               Investment Advisor
                                       AAA
                           Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527
                                 (630) 789-0453
                                 (877) 417-6161



This Statement of Additional Information ("SAI") relates to Class K shares of the Dow Jones(SM) Islamic Fund (the "Fund"), which is the first mutual fund within the Allied Asset Advisors Funds family. The SAI is not a prospectus but should be read in conjunction with the Fund's current Prospectus dated October 1, 2003. To obtain the Prospectus, please visit the Fund's web-site at www.investaaa.com, call 1-888-FUNDS-85 or write to the Fund as shown below:


                                  Regular Mail
                             Dow Jones Islamic Fund
                         c/o Allied Asset Advisors, Inc.
                         745 McClintock Drive, Suite 114
                              Burr Ridge, IL 60527


The Fund's audited financial statements for the fiscal year ended May 31, 2003, are incorporated herein by reference to the Fund's Annual Report. A copy of the Annual Report may be obtained without charge by calling the Fund at 1-888-FUNDS-85 or writing to the Fund as shown above.






                                TABLE OF CONTENTS

Investment Restrictions........................................................3


Investment Objective and Strategies............................................4


More About Dow Jones(SM).......................................................5


The Trust......................................................................6


Management of the Fund.........................................................8


Investment Advisor............................................................10


Code of Ethics................................................................11


Administrative Services.......................................................12


Distributor...................................................................12


Pricing of Shares.............................................................12


Purchasing Shares.............................................................13


Redemption of Shares..........................................................13


Brokerage Allocation and Other Practices......................................14


Additional Information on Distributions and Taxes.............................15


Performance Information.......................................................17


Independent Auditors..........................................................19


Proxy Voting Guidelines.......................................................20


Financial Statements..........................................................21



Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Restrictions


The Fund has adopted the following fundamental investment policies and restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the Investment Company Act of 1940 (the "1940 Act"), a "majority of the outstanding voting securities" of a fund means the vote of the lesser of:


1.   more than 50% of the outstanding voting securities of the fund; or

2. 67% or more of the voting securities of the fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.

The Fund may not:

1. Make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

2. Borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

3. Concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

4. Purchase or sell real estate, which term does not include securities of companies which deal in real estate and or mortgages or investments secured by real estate, or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities.

5. Engage in the business of underwriting securities, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.

6. Issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

7.   Purchase   physical   commodities   or   contracts   relating  to  physical
     commodities.

Non-Fundamental Restrictions

As a matter of non-fundamental policy, the Fund currently does not intend to:

1. Borrow money in an amount greater than 5% of its total assets, except for temporary or emergency purposes;

2.   Purchase securities on margin or make short sales;

3.   Enter into futures contracts or purchase options thereon; and

4.   Invest more than 15% of its net assets in illiquid securities.


The Fund will provide shareholders at least 60 days' prior notice before effecting a name change or change in investment strategy.


Investment Objective and Strategies
--------------------------------------------------------------------------------


The Fund seeks growth of capital while adhering to Islamic principles by investing, under normal circumstances, at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market
Indexes(SM) (the "Indexes"), as well as up to 20% of its net assets in securities chosen by the Fund's investment advisor that meet Islamic principles.


The following discussion supplements the information regarding the investment objective of the Fund and the policies to be employed to achieve this objective as set forth above and in the Fund's Prospectus.

When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause a fund to miss a price or yield considered advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices. The Fund may dispose of a commitment prior to settlement if the investment advisor deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction is settled.


Foreign Securities. As stated in the Fund's Prospectus, some of the securities in the Indexes may be foreign securities, thought it is not anticipated by the Fund's investment advisor that the Fund will have more than 20% of the Fund's net assets invested in foreign securities at any given time. Investments in foreign securities involve certain inherent risks, including the following:


     Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and diversification and balance of payments position. The internal politics of some foreign countries may not be as stable as those of the United States. Governments in some foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are affected by the trade policies and economic conditions of their trading partners. If these trading partners enacted protectionist trade legislation, it could have a significant adverse effect upon the securities markets of such countries.

     Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

     Taxes. The interest and dividends payable on some of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

     Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

Restricted Securities. Securities that have legal or contractual restrictions on their resale may be acquired by the Fund. The price paid for these securities, or received upon resale, may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities reflects any limitation on their liquidity.

Other Investment Companies. Subject to applicable statutory and regulatory limitations, the assets of the Fund may be invested in shares of other investment companies.

Percentage Restrictions. If a percentage restriction on investment or utilization of assets set forth in this Statement of Additional Information or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the portfolio securities is not considered a violation of the policy.

Temporary Investments. In response to severe or unusual adverse market, economic, political or other conditions, the Fund may make temporary investments that are not consistent with its investment objective and principal investment strategies. The Fund cannot invest in interest-paying instruments frequently used by mutual funds for this purpose and therefore may hold a substantial portion of its net assets in cash as a temporary defensive measure. If the Fund's investments in cash increase, the Fund may not achieve its investment objective. Severe or unusual adverse conditions may include excessive volatility or a prolonged general decline in the securities markets or the U.S. economy. The investment advisor may also hold cash to maintain liquidity.

More About Dow Jones(SM)
--------------------------------------------------------------------------------


The financial ratio filters (based on the criteria set up by the Shari`ah Supervisory Board) that are applied to remove companies with unacceptable levels of debt or interest income when constituting the Indexes are:


1. Total debt divided by trailing twelve-month average market capitalization is equal to or greater than 33%. (Note: total debt = short-term debt + current portion of long-term debt + long-term debt).

2.   Accounts  receivables  divided by total  assets is equal to or greater than
     45%.  (Note:   accounts  receivables  =  current  receivables  +  long-term receivables).

3.   Sum  of  cash  and  interest   bearing   securities   divided  by  trailing
     twelve-month average market capitalization is equal to or greater than 33%.


Securities are selected for the Indexes so as to represent the most liquid securities in the market meeting the Shari`ah investment criteria, and to reflect the industry breakdown of the global market. Additional factors considered when applying the process described above include relative size and turnover, country and economic weightings, and the relative financial health of the companies.


"Dow Jones," "Dow Jones Islamic Market Indexes(SM)" and "DJIM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to the Fund or its investment advisor, other than the licensing of the Dow Jones Islamic Market Indexes(SM) and its service marks for use in connection with the Fund.

Dow Jones does not sponsor, endorse, sell or promote the Fund; recommend that any person invest in the Fund or any other securities; have any responsibility or liability for or make any decisions about the timing, amount or pricing of the Fund; have any responsibility or liability for the administration, management or marketing of the Fund; consider the needs of the Fund or the owners of the Fund in determining, composing or calculating the Indexes or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund. Specifically, Dow Jones does not make any warranty, express or implied, and Dow Jones disclaims any warranty about: (1) the results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Indexes and the data included in the Indexes; (2) the accuracy or completeness of the Indexes and their data; and (3) the merchantability and the fitness for a particular purpose or use of the Indexes and their data.

Although Dow Jones uses reasonable efforts to comply with its guidelines regarding the selection of components in the Indexes, Dow Jones disclaims any warranty of compliance with Shari`ah Law or other Islamic principles. Dow Jones will have no liability for any errors, omissions or interruptions in the Indexes or their data. Under no circumstances will Dow Jones be liable for any lost profits or indirect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur. The licensing agreement between the Fund's investment advisor and Dow Jones is solely for their benefit and not for the benefit of the owners of the Fund or any other third parties.

The Trust
--------------------------------------------------------------------------------


Allied Asset Advisors Funds (the "Trust"), an open-end management investment company, was organized as a Delaware business trust (now called a Delaware statutory trust) on January 14, 2000. The Trust currently offers one series of shares to investors, Dow Jones(SM) Islamic Fund (the "Fund"), which as of October 31, 2003, consists of one class of shares: Class K. The Fund is a diversified series and has its own investment objective and policies. The Trust may start another series or class and offer shares of a new fund or class under the Trust at any time. The Fund's registered office in Delaware is The Corporation Trust Company, 1209 Orange Street, Wilmington, Delaware 19801 and its principal office is at 745 McClintock Drive, Suite 114, Burr Ridge, Illinois 60527.


Shares, when issued, will be fully paid and nonassessable. Shares of the Fund have equal dividend, voting, liquidation and redemption rights. The beneficial interest of the Trust is divided into an unlimited number of shares, with no par value. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Trustees shall promptly call and give notice of a meeting of shareholders for the purpose of voting upon removal of any Trustee when requested to do so in writing by shareholders holding 10% or more of the Trust's outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued, except for special requests.

Each share of the Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with every other share of the Fund and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any Fund into a greater or lesser number of shares of that Fund so long as the proportionate beneficial interests in the assets belonging to that Fund and the rights of shares of any other Fund are in no way affected. In case of any liquidation of the Fund, the holders of shares of the Fund being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to the Fund are borne by that Fund. Class K shares of the Fund are not subject to a Distribution and Shareholder Servicing Plan.

Any general expenses of the Trust not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the Trustees in such manner as the Trustees allocate such expenses on the basis of relative net assets or number of shareholders. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of the Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares, each of which represents interests in a separate portfolio of investments and is subject to separate liabilities, and may create multiple classes of shares of such series, which may differ from each other as to expenses and dividends. If additional series or classes of shares are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.

Management of the Fund
--------------------------------------------------------------------------------

The Trust's Board of Trustees (hereinafter referred to as the "Board" or "Trustees") governs the Trust. The Board consists of five individuals, three of whom are not "interested persons" of the Trust as that term is defined in
Section 2(a)(19) of the 1940 Act. Currently there is one vacancy on the Board. The Trustees meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Fund, and decide upon matters of general policy with respect to the Fund. The names and business addresses of the Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees can be reached in care of the Fund's investment advisor at the address shown below.



------------------------------- --------------- ----------------------------- -------- ----------------
                                Position/Office                                No. of
                                 with the Trust                               Funds in       Other
          Name, Age and Address  and Length of  Principal Occupations during  Complex   Directorships
                                  Time Served         the Past Five Years     Overseen  held by Trustee
------------------------------- --------------- ----------------------------- -------- ----------------
Interested Trustees

------------------------------- --------------- ----------------------------- -------- ----------------
*Bassam Osman, 52                 Trustee and   1980 to present -
745 McClintock Drive, Suite 114   Chairperson   Neurologist, Bassam Osman,      1
Burr Ridge, IL  60527           Indefinite Term M.D., SC LTD.
                                   since 2000
------------------------------- --------------- ----------------------------- -------- ----------------
*Muzamil Siddiqi, 59                Trustee     1981 to present - Director of   1
745 McClintock Drive, Suite 114 Indefinite Term Islamic Society of Orange
Burr Ridge, IL  60527              since 2000   County, Orange County, CA;
------------------------------- --------------- ----------------------------- -------- ----------------

Disinterested Trustees

------------------------------- --------------- ----------------------------- -------- ----------------
Abdalla Idris Ali, 54            Disinterested  1998 to present - Director,     1
745 McClintock Drive, Suite 114     Trustee     Center of Islamic Studies,
Burr Ridge, IL  60527           Indefinite Term Kansas City, MO; 1982 to 1998
                                   since 2000   - Principal, ISNA Islamic
                                                School, Toronto, Ontario,
                                                Canada
------------------------------- --------------- ----------------------------- -------- ----------------
Jamal Said, 46                   Disinterested  1981 to present - Religious     1
745 McClintock Drive, Suite 114     Trustee     Director, Mosque Foundation,
Burr Ridge, IL  60527           Indefinite Term Bridgeview, IL
                                   since 2000
------------------------------- --------------- ----------------------------- -------- ----------------
Mohammed Kaiseruddin, 59         Disinterested  1973 to present - Nuclear       1
745 McClintock Drive, Suite 114     Trustee     Engineer, Sargent & Lundy
Burr Ridge, IL  60527           Indefinite Term
                                   since 2000
------------------------------- --------------- ----------------------------- -------- ----------------

Officers

------------------------------- --------------- ----------------------------- -------- ----------------
*Bassam Osman, 52                  President    (See Above.)                    1
745 McClintock Drive, Suite 114 Indefinite Term
Burr Ridge, IL  60527              since 2000
------------------------------- --------------- ----------------------------- -------- ----------------
Mohammad Basheeruddin, 53          Treasurer    2001 to present - Accounting    1
745 McClintock Drive, Suite 114 Indefinite Term Manager, North American
Burr Ridge, IL  60527              since 2003   Islamic Trust; 1997 to 2001 -
                                                Accountant, Platkin & Son and
                                                Accountant, Artisan Handprint
------------------------------- --------------- ----------------------------- -------- ----------------
Mujeeb Cheema, 55                  Secretary    2003 to present - Executive     1
745 McClintock Drive, Suite 114 Indefinite Term Director, North American
Burr Ridge, IL  60527              since 2003   Islamic Trust; 1980 to 2003 -
                                                Managing Director, Hawkins
                                                International, Inc.
------------------------------- --------------- ----------------------------- -------- ----------------


* This Trustee is deemed to be an "interested person" of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act because of his affiliation with the investment advisor.

Committees. The three Trustees who are not "interested persons" of the Trust (the "Disinterested Trustees") comprise the Trust's Audit Committee. The Audit Committee's functions are to: (a) recommend independent accountants for selection by the Board, (b) review the scope of audit, accounting and financial internal controls and the quality and adequacy of the Trust's accounting staff with the independent accountants and other appropriate persons, (c) review with the accounting staff and the independent accountants the compliance of the Trust's transactions with its investment advisor, administrator or any other service provider with the terms of applicable agreements, (d) review reports of the independent accountants and comment to the Board when warranted, and (e) report to the Board at least once a year. During the fiscal year ended May 31, 2003, the Audit Committee met once.

The Disinterested Trustees also comprise the Trust's Nominating Committee. This Committee, which recommends to the Board persons for election to the Board, did not meet during the fiscal year ended May 31, 2003. The Nominating Committee will consider shareholder proposals for candidates to serve as Disinterested Trustees. Any such proposals should be sent to the Trust in care of the Nominating Committee Chairperson. The final recommendation of a prospective Disinterested Trustee rests solely with the Nominating Committee.

Share Ownership. As of December 31, 2002, no Disinterested Trustee of the Trust beneficially owned shares of the Fund.

Trustee Compensation. The Trustees serve without compensation, but will be reimbursed for expenses incurred in connection with attendance at Board meetings. The table below details the amount of compensation received by the Trustees from the Trust for the fiscal year ended May 31, 2003. None of the executive officers receive compensation from the Trust.


-------------------------- ------------ ----------------------- --------------- -------------------

                                                                                Total Compensation
                             Aggregate  Pension or Retirement                   from Trust and Fund
Name and Position          Compensation  Benefits Accrued As    Annual Benefits  Complex* Paid to
                            From Trust  Part of Trust Expenses  Upon Retirement      Trustees
-------------------------- ------------ ----------------------- --------------- -------------------
Interested Trustees
     Bassam Osman              None              None                None             None
     Muzamil Siddiqi           None              None                None             None

Disinterested Trustees
     Abdalla Idris Ali         None              None                None             None
     Jamal Said                None              None                None             None
     Mohammead Kaiseruddin     None              None                None             None


* The Trust is not part of a Fund Complex.

Control Persons, Principal Holders of Securities and Management Ownership. The following table provides the name and address of any person who owns of record or beneficially 5% or more of the outstanding Class K shares of the Fund as of August 31, 2003. Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding securities. Control persons could affect the outcome of proxy voting or the direction of management of the Fund. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding Class K shares.

------------------------------- ---------- ----------- -------------------------
Name and Address                  Shares   % Ownership     Type of Ownership
------------------------------- ---------- ----------- -------------------------
North American Islamic Trust     2,509,232   82.91%             Record
745 McClintock Drive, Suite 114
Burr Ridge, IL  60527


As of August 31, 2003, the Trustees and Officers, as a group, owned less than 1% of the Fund's outstanding shares.

Investment Advisor
--------------------------------------------------------------------------------

Allied Asset Advisors, Inc. (referred to herein as "AAA" or the "Investment Advisor") is a Delaware corporation that serves as investment manager to the Fund pursuant to an Investment Management Agreement dated as of June 29, 2000. AAA is a wholly owned subsidiary of The North American Islamic Trust ("NAIT"). NAIT is a non-profit entity that qualifies as a tax-exempt organization under
Section 501(c)(3) of the Internal Revenue Code. The purpose of NAIT is to serve Islam and Muslims.


The Investment Management Agreement had an initial term of two years and continues on a year-to-year basis thereafter, provided that specific approval is given at least annually by the Board of the Trust or by the vote of the holders of a majority of the outstanding voting securities of the Fund. In either event, it must also be approved by a majority of the Trustees of the Trust who are neither parties to the Agreement nor interested persons of any such party as defined in the 1940 Act at a meeting called for the purpose of voting on such approval. The Agreement may be terminated upon 60 days notice, without the payment of any penalty, by vote of a majority of the outstanding voting securities of the Fund.

In connection with their review and renewal of the Investment Management Agreement, the Trustees received and discussed information provided by both the Investment Advisor and the administrator relating to the nature, extent and quality of the Investment Advisor's services, among other things. They also received a memorandum from counsel to the Fund discussing their duties in connection with contract renewals, particularly with respect to Section 15(c) of the 1940 Act. As part of their review, the Trustees considered the Investment Advisor's proposed changes in investment policy and investment strategy, in particular the change from an index strategy to an actively-managed strategy. Specifically, the Trustees concluded that the proposed actively-managed strategy would give the Investment Advisor the flexibility to invest in a wider range of securities that meet Islamic principles.

The administrator provided the Trustees with information on fees charged by other advisors to specialty equity funds. The Trustees noted that, although the fee payable under the Investment Management Agreement was higher than the average fee paid by other index funds, it was reasonable in relation to the relevant peer groups given the specialized nature of the Fund. Moreover, the Trustees noted that the fee would be reasonable given the proposed change to an actively-managed strategy, taken together with the particular aptitude of the Investment Advisor in pursuing the Fund's specialized investment strategy. In particular, it was noted that the Investment Advisor had not earned any advisory fees since the inception of the Fund, and had actually been reimbursing the Fund for other Fund expenses. In addition, the Trustees took into account the detailed reports on the Fund's operations and expenses over prior periods, including the changes in net assets and Fund history of redemptions and sales. The Trustees also considered the Investment Advisor's agreement to limit the Fund's expenses to 1.50% of average net assets for Class K shares from June 30, 2003 to September 30, 2004.

The Trustees noted that the Fund's performance has reasonably tracked its benchmark, and that the Fund's year-to-date performance was good in both relative and absolute terms. This performance record, together with the Investment Advisor's agreement since the inception of the Fund to limit expenses, were factors in the Trustees' decision to continue the Investment Management Agreement for another year. Based on the information reviewed and the discussions, the Trustees, including a majority of the Disinterested Trustees, concluded that they were satisfied with the nature and quality of the services provided by the Investment Advisor, as well as the proposed changes in the Fund's investment policy and investment strategy, and that the investment advisory fee was reasonable in relation to those services.

For the services provided by AAA under the Agreement, the Trust, on behalf of the Fund, has agreed to pay to AAA an annual fee of 0.75% on the first $500 million in assets, 0.65% on the next $5 billion in assets and 0.50% on the amount of assets over $5.5 billion. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. For the fiscal periods ended May 31, 2003, May 31, 2002 and May 31, 2001, the Investment Advisor earned $125,924, $137,194 and $133,425, respectively, in advisory fees, all of which was waived. The Investment Advisor also reimbursed an additional $93,093, $74,660 and $57,618 of the Fund's expenses for the fiscal periods ended May 31, 2003, May 31, 2002 and May 31, 2001, respectively. The Investment Advisor may recapture any expenses or fees it has waived or reimbursed within a three-year period under certain conditions.


Code of Ethics
--------------------------------------------------------------------------------

The Trust, the Investment Advisor and the Fund's distributor have each adopted a written Code of Ethics that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. The Codes permit such persons to invest in securities for their personal accounts including securities that may be purchased or held by the Trust. The Codes restrict and limit, absent prior approval certain types of transactions and includes reporting and other obligations to monitor personal transactions.

Administrative Services
--------------------------------------------------------------------------------


Administrator, Fund Accountant, Transfer Agent and Dividend Disbursing Agent. U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, a subsidiary of U.S. Bank, National Association, provides administrative personnel and services (including blue-sky services) to the Fund. Administrative services include, but are not limited to, providing office space, equipment, telephone facilities, various personnel, including clerical and supervisory, and computers, as is necessary or beneficial to provide compliance services to the Fund. The Fund paid $39,785, $45,825 and $35,280 for administrative services during the fiscal years ended May 31, 2003, May 31, 2002 and May 31, 2001, respectively. The Administrator also serves as fund accountant, transfer agent and dividend disbursing agent under separate agreements. The Administrator, Custodian and the Fund's distributor are affiliated entities under the common control of US Bancorp.


Custodian. U.S. Bank, National Association ("Custodian"), 425 Walnut Street, Cincinnati, Ohio 45202, is custodian for the securities and cash of the Fund. Under the Custody Agreement, the Custodian holds the Fund's portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

Distributor
--------------------------------------------------------------------------------


Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the "Distributor"), serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of August 26, 2002 (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "1934 Act") and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares.


Pricing of Shares
--------------------------------------------------------------------------------


Shares of the Fund are sold on a continual basis at the net asset value per share next computed following acceptance of an order by the Fund. The Fund's net asset value per share for the purpose of pricing purchase and redemption orders is determined at the close of regular trading (normally 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open for trading. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day,
Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Securities listed on a U.S. securities exchange or NASDAQ for which market quotations are readily available are valued the last quoted sale price on the day the valuation is made. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. An example of how the Class K shares of the Fund calculated the net asset value per share as of May 31, 2003 is as follows:

                  Net Assets

            ----------------------------  =       Net Asset Value Per Share
              Shares Outstanding

                 $18,069,901
            ----------------------------  =                 $5.73
                  3,150,888

Purchasing Shares
--------------------------------------------------------------------------------

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder's address of record. If a shareholder needs stock certificates, the Fund can issue them under special requests.

Special Incentive Programs. At various times the Fund may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or recognition programs conforming to criteria established by the Fund, or participate in sales programs sponsored by the Fund. In addition, AAA or the Distributor, in its discretion may from time to time, pursuant to objective criteria, sponsor programs designed to reward selected dealers for certain services or activities that are primarily intended to result in the sale of shares of the Fund. These programs will not change the price you pay for your shares or the amount that the Fund will receive from the sale.


Anti-Money Laundering. The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT ACT"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT ACT.


Redemption of Shares
--------------------------------------------------------------------------------

Signature Guarantees. If a shareholder requests that redemption proceeds be sent to an address other than that on record with the Fund or proceeds be made payable to someone other than to the shareholder(s) of record, the written request must have signatures guaranteed by:

o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Company ("FDIC");

o    a member of the New York,  Boston,  American,  Midwest,  or  Pacific  Stock
     Exchange;

o a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or


o    any other "eligible guarantor institution" as defined in the 1934 Act.


The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantor program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund's transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. If the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund's net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of the Fund's net asset value in securities instead of cash and you would bear any market risks associated with such securities until they are converted into cash.

Brokerage Allocation and Other Practices
--------------------------------------------------------------------------------

AAA places the Fund's portfolio securities transactions, taking into account the costs, promptness of executions and other qualitative considerations. There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. AAA evaluates a wide range of criteria in placing the Fund's portfolio securities transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing AAA and its clients. In transactions on securities executed in the over-the-counter market, purchases and sales are transacted directly with dealers on a principal basis.


AAA, when effecting purchases and sales of portfolio securities for the account of the Fund, will seek execution of trades either (1) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (2) at a higher rate of commission charges, if reasonable, in relation to brokerage and research services provided to the Fund or AAA by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. AAA may use research and services provided by brokers and dealers in servicing all its clients, including the Fund, and AAA will not necessarily use all such services in connection with the Fund. In accordance with the provisions of Section 28(e) of the 1934 Act, AAA may from time to time receive services and products that serve both research and non-research functions. In such event, AAA makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component. Brokerage may also be allocated to dealers in consideration of the Fund's share distribution but only when execution and price are comparable to that offered by other brokers. For the fiscal year ended May 31, 2003, the Fund paid $2,452 in total brokerage commissions, none of which was paid to an affiliated broker. For the fiscal year ended May 31, 2002, the Fund paid $4,549 in total brokerage commissions, none of which was paid to an affiliated broker. During the period June 30, 2000 through May 31, 2001, the Fund paid $20,482 in total brokerage commissions, none of which was paid to an affiliated broker.


If AAA provides investment advisory services to individuals and other institutional clients, there may be occasions on which other investment advisory clients advised by AAA may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the AAA may average the transactions as to price and allocate the amount of available investments in a manner, which it believes to be equitable to each client, including the Fund. On the other hand, to the extent permitted by law, AAA may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain lower brokerage commissions, if any.

Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable combination of net price and execution available, the Investment Advisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.


For the fiscal years ended May 31, 2003 and 2002 and the period June 30, 2000 through May 31, 2001, the Fund's portfolio turnover rate was 5.1%, 13.7% and 20.0% (not annualized), respectively. The portfolio turnover rate is calculated by dividing the lesser of the Fund's annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.


Additional Information on Distributions and Taxes
--------------------------------------------------------------------------------

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be taxed as a regulated investment company. The Fund is qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Internal Revenue Code during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Internal Revenue Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. By law, redemptions of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS will require that you report a gain or loss on your redemption. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

By law, all or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Performance Information
--------------------------------------------------------------------------------

The Fund's total return may be compared to relevant indices, including Dow Jones Islamic Market USA(SM) Index, Russell 3000 Growth Index and indices published by Lipper, Inc. From time to time, evaluations of the Fund's performance by independent sources may also be used in advertisements and in information furnished to present or prospective investors in the Fund.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any period should not be considered as a representation of what an investment may earn or what an investor's total return may be in any future period.

Average Annual Total Return. Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:
                                        n
                                 P(1 +T)  = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

The average annual total returns for the Class K shares of the Fund for the fiscal periods ended May 31, 2003 were as follows*:

                  One Year                                         -8.22%
                  Since Inception (June 30, 2000)                 -17.58%


* Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through May 31, 2003. Accordingly, the Fund's average annual total return figures are higher than they would have been had such fees and expenses not been waived or reimbursed. Note, too, that the Fund's investment objective during this time was to match the total return of the Dow Jones Islamic Market USA(SM) Index.


Average  Annual  Total  Return  (after  Taxes  on  Distributions).   The  Fund's
quotations of average annual total return (after taxes on distributions) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATVD

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVD" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Advisor.

The average annual total returns (after taxes on distributions) for the Class K shares of the Fund for the fiscal periods ended May 31, 2003 were as follows*:

                  One Year                                          -8.31%
                  Since Inception (June 30, 2000)                  -17.62%


* Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through May 31, 2003. Accordingly, the Fund's average annual total return (after taxes on distributions) figures are higher than they would have been had such fees and expenses not been waived or reimbursed. Note, too, that the Fund's investment objective during this time was to match the total return of the Dow Jones Islamic Market USA(SM) Index.


Average Annual Total Return (after Taxes on Distributions and Redemptions). The Fund's quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

                                        n
                                P(1 + T)  = ATVDR

where "P" equals a hypothetical initial payments of $1,000; "T" equals average annual total return; "n" equals the number of years; and "ATVDR" equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Investment Advisor.

The average annual total returns (after taxes on distributions and redemptions) for the Class K shares of the Fund for the fiscal periods ended May 31, 2003 were as follows*:

                  One Year                                         -5.05%
                  Since Inception (June 30, 2000)                 -13.51%


* Please note that certain fees and expenses of the Fund have been waived or reimbursed from inception through May 31, 2003. Accordingly, the Fund's average annual total return (after taxes on distributions and redemption) figures are higher than they would have been had such fees and expenses not been waived or reimbursed. Note, too, that the Fund's investment objective during this time was to match the total return of the Dow Jones Islamic Market USA(SM) Index.


Other Information. The Fund's performance data quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in a Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount.

Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or guarantee future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund, if permitted by applicable law, the Fund may be compared to data prepared by Lipper, Inc., CDA Investment Technologies, Inc., Morningstar, Inc., the Donoghue Organization, Inc. or other independent services which monitor the performance of investment companies, and may be quoted in advertising in terms of its ranking in each applicable universe. In addition, the Fund may use performance data reported in financial and industry publications, including Barron's, Business Week, Forbes, Fortune, Investor's Daily, iMoneyNet Money Fund Report, Money Magazine, The Wall Street Journal, USA Today and others.


In addition, the Fund may from time to time use other unmanaged indices for performance comparison purposes including:


o S&P 500 - The S&P 500 is an index of 500 stocks designed to track the overall equity market's industry weightings. Most, but not all, large capitalization stocks are in the index. There are also some small capitalization names in the index. The list is maintained by Standard & Poor's Corporation. It is market capitalization weighted. There are always 500 issuers in the S&P 500. Changes are made by Standard & Poor's as needed.

o Russell 3000 Growth Index - The Russell 3000 Growth Index takes the largest 3,000 U.S. companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

Independent Auditors
--------------------------------------------------------------------------------


Tait, Weller & Baker, 1818 Market Street, Suite 2400, , Philadelphia, PA, 19103, serves as the Fund's independent auditors, whose services include auditing the Fund's financial statements. The financial statements included in the Annual Report for the fiscal year ended May 31, 2003, were audited by other auditors.


Proxy Voting Guidelines
--------------------------------------------------------------------------------

The Advisor has established Proxy Voting Guidelines ("Guidelines"), which explain the Advisor's procedures with respect to voting the Fund's proxies. Generally, the Trust has delegated its proxy voting process to the Investment Advisor. The Guidelines provide a basic policy to govern the proxy voting procedures.

According to the Guidelines, the Investment Advisor votes proxies in a manner designed to maximize the value of its clients' investment. The Investment Advisor generally votes in accordance with management's recommendations. If the Investment Advisor believes management is not acting on behalf of the best interests of the Fund and its shareholders, the Investment Advisor will not vote with management.

Conflicts of Interest. The Investment Advisor's duty is to vote in the best interests of its clients and Fund shareholders. Therefore, in situations where there is a conflict of interest between the interests of the Investment Advisor and the interests of the client, the Investment Advisor will take one of the following steps to resolve the conflict:

1.   Vote  the  securities  based  on a  pre-determined  voting  policy  if  the
     application  of  the  policy  to  the  matter  presented   involves  little
     discretion on the part of the Investment Advisor;

2. Vote the securities in accordance with a pre-determined policy based upon the recommendations of an independent third party, such as a proxy voting service;

3. Refer the proxy to the client or to a fiduciary of the client for voting purposes;

3. Suggest that the client engage another party to determine how the proxy should be voted; or

5. Disclose the conflict to the client or, with respect to the Fund, the Board (or its delegate) and obtain the client's or Board's direction to vote the proxies.


Policies of the Fund's Investment Advisor. The Investment Advisor is in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted in a timely fashion. As stated above, the Board therefore delegates its authority to vote proxies to the Investment Advisor, subject to the supervision of the Board. Moreover, the Board authorizes the Investment Advisor to retain a third party proxy voting service, such as Investor Responsibility Research Center ("IRRC"), to provide recommendations on proxy votes or vote proxies on the Fund's behalf.


In the event of a conflict between the interests of the Investment Advisor and the Funds, the Investment Advisor's policies provide that the conflict may be disclosed to the Board or its delegate, who shall provide direction to vote the proxies. The Board has delegated this authority to the Disinterested trustees, and the proxy voting direction in such a case shall be determined by a majority of the independent trustees.

Financial Statements
--------------------------------------------------------------------------------

The audited financial statements for the Fund are incorporated by reference to the Fund's Annual Report for the fiscal year ended May 31, 2003, as filed with the Securities and Exchange Commission.




                           ALLIED ASSET ADVISORS FUNDS
                                     PART C
                                OTHER INFORMATION

Item 23.  Exhibits.

(a) Declaration of Trust
     (i)  Amended and Restated Certificate of Trust(1)
     (ii) Declaration of Trust(1)
     (iii) Written Instrument Fixing the Number of Trustees(2)
     (iv) Written Instrument Establishing and Designating Classes of Interest(2)
(b)  Bylaws
     (i)  Bylaws(1)
     (ii) Amendment to Bylaws(2)
(c)  Instruments Defining Rights of Security Holders(1)
(d)  Advisory Agreement(2)
(e)  Form of Distribution Agreement(2)
(f)  Bonus or Profit Sharing Contracts - Not applicable
(g)  Custody Agreement(2)
(h)  Other Material Contracts
     (i)  Fund Administration Servicing Agreement(2)
     (ii) Transfer Agent Servicing Agreement(2)
     (iii) Fund Accounting Servicing Agreement(2)
     (iv) Expense Waiver and Reimbursement Agreement(2)
     (v)  Power of Attorney(3)
(i)  Opinion and Consent of Counsel(2)
(j)  Consent of Independent Public Accountants - Filed herewith.
(k)  Omitted Financial Statements - Not applicable
(l)  Agreement Relating to Initial Capital(2)
(m)  Rule 12b-1 Plan - Not Applicable
(n)  Rule 18f-3 Plan(2)
(o)  Reserved.
(p)  Joint Code of Ethics for Registrant and Advisor(2)

     (1) Incorporated by reference to Registrant's Initial Filing of the Registration Statement filed February 23, 2000.
     (2) Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to the Registration Statement filed on May 23, 2000.
     (3) Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed on August 1, 2003.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25.  Indemnification.

     Reference  is  made  to  Article  V  of  the  Registrant's   Agreement  and
Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue".

Item 26.  Business and Other Connections of the Investment Advisor.

     With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor's Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission ("SEC"), dated September 4, 2003. The Advisor's Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 27.   Principal Underwriter.

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust              The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                    Jacob Internet Fund
     Alpha Analytics Investment Trust          The Jensen Portfolio, Inc.
           Alpine Equity Trust                        Kenwood Funds
           Alpine Series Trust                  Kit Cole Investment Trust
     Alternative Investment Advisors           Light Revolution Fund, Inc.
            Blue & White Fund                       The Lindner Funds
         Brandes Investment Trust                      LKCM Funds
      Brandywine Advisors Fund, Inc.      Matrix Asset Advisor Value Fund, Inc.
           Brazos Mutual Funds                     Monetta Fund, Inc.
              Buffalo Funds                           Monetta Trust
            CCM Advisors Funds                          MP63 Fund
       CCMA Select Investment Trust                    MUTUALS.com
        Country Mutual Funds Trust                    NorCap Funds
            Cullen Funds Trust                       Optimum Q Funds
         Dow Jones Islamic Index                   Permanent Portfolio
              Everest Funds                    PIC Investment Trust Funds
        First American Funds, Inc.          Professionally Managed Portfolios
First American Insurance Portfolios, Inc.       Prudent Bear Mutual Funds
  First American Investment Funds, Inc.           Purisima Funds Trust
   First American Strategy Funds, Inc.                Rainier Funds
             FFTW Funds, Inc.                       SEIX Funds, Inc.
         Fort Pitt Capital Funds              TIFF Investment Program, Inc.
               Gintel Fund                     Thompson Plumb Funds, Inc.
           Glenmede Fund, Inc.            TT International U.S.A. Master Trust
         Guinness Atkinson Funds                      Wexford Trust
       Harding, Loevner Funds, Inc.                   Zodiac Trust
         The Hennessy Funds, Inc.
----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Michael Zielinski    Secretary                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

     (c)  Not applicable.

Item 28.  Location of Accounts and Records.

          The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

--------------------------------- ----------------------------------
Records Relating to:              Are located at:
--------------------------------- ----------------------------------
Registrant's Fund Accountant,     U.S. Bancorp Fund Services, LLC
Administrator and Transfer Agent  615 East Michigan Street
                                  Milwaukee, WI  53202
--------------------------------- ----------------------------------
Registrant's Investment Advisor   Allied Asset Advisors, Inc.
                                  745 McClintock Drive, Suite 114
                                  Burr Ridge, IL  60521

--------------------------------- ----------------------------------
Registrant's Custodian            U.S. Bank, National Association
                                  425 Walnut Street
                                  Cincinnati, OH  54202
--------------------------------- ----------------------------------

Item 29.  Management Services Not Discussed in Parts A and B.

          Not applicable.

Item 30.  Undertakings.

          Not applicable.




                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N-1A of Allied Asset Advisors Funds to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Burr Ridge and the State of Illinois on the 1st day of October, 2003.

                           ALLIED ASSET ADVISORS FUNDS


                                    By:    *Bassam Osman
                                           ---------------------------
                                           Bassam Osman
                                           Chairperson and President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on October 1, 2003.

Signature                               Title

*Bassam Osman                           Trustee, Chairperson and President
-----------------------
Bassam Osman

*Muzamil Siddiqi                        Trustee
-----------------------
Muzamil Siddiqi

*Abdalla Idris Ali                      Trustee
-----------------------
Abdalla Idris Ali

*Jamal Said                             Trustee
-----------------------
Jamal Said

*Mohammed Kaiseruddin                   Trustee
-----------------------
Mohammed Kaiseruddin

*Mohammad Basheeruddin                  Treasurer
-----------------------
Mohammad Basheeruddin

*Mujeeb Cheema                          Secretary
-----------------------
Mujeeb Cheema


*Signed by

/s/ Bassam Osman
-----------------------
Bassam Osman
as Attorney in Fact pursuant to the Power of
Attorney filed August 1, 2003.



EXHIBIT INDEX

      Exhibit                                                      Exhibit No.

      Consent of Deloitte & Touche LLP                             EX-99.j.